Strategic Alliances and Collaboration Agreements (Details Textual) $ in Thousands	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	$ 2,386	$ 2,367	$ 2,020	$ 3,296	$ 3,761	$ 3,921	$ 4,753	$ 7,682
Collaboration Partner A [Member] | Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of collaboration agreements | Agreement											2
Revenue in conjunction with strategic alliances and collaborations	200				1,700		300	3,600
Labor and expense reimbursements revenue					1,600			3,400
Revenue recognition potential milestone revenue recognized									$ 56,500
Upfront fee received							7,700
Deferred revenue	7,300		7,600				7,300		7,600
Collaboration Partner A [Member] | Research Collaboration and Exclusive License Agreement [Member] | Minimum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Option exercise revenue range per target									1,000
Collaboration Partner A [Member] | Research Collaboration and Exclusive License Agreement [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Option exercise revenue range per target									5,000
Collaboration Partner B [Member] | Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	1,200				1,500		2,700	2,800
Labor and expense reimbursements revenue	600				1,100		1,400	1,800
Revenue recognition potential milestone revenue recognized									133,000
Deferred revenue	4,500		$ 5,800				$ 4,500		5,800
Revenue recognition, milestone							Collaboration Partner B will pay the Company a one-time milestone payment after the first optimized lead designation for the first product with respect of such development target.
Amortization period							21 months
Revenue recognized as one time payment									$ 2,000
Collaboration Partner B [Member] | Research Collaboration and Exclusive License Agreement [Member] | Up-Front Fee [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Up-front fee deferred and recognized							$ 10,000
Collaboration Partner B [Member] | Research Collaboration and Exclusive License Agreement [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Royalty payment percentage									10.00%
Collaboration Partner C [Member] | Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	300				$ 400		600	$ 600
Upfront fee received										$ 100
Deferred revenue	2,400						2,400
Revenue recognition research activities period										18 months
License additional extension period										18 months
Regularly scheduled research funding payments										$ 3,700
Collaboration Partner D [Member] | mRNA Technology [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	300						500
Labor and expense reimbursements revenue	100						100
Deferred revenue	$ 4,700						$ 4,700
Development and option agreement date							Jan. 01, 2018
Collaborative agreement description							In addition, the Company granted to Collaboration Partner D a worldwide, non-exclusive license to use the Arcturus LMD Technology, including the right to grant sublicenses, for the purpose of conducting research and preclinical development activities, subject to certain limitations, and Collaboration Partner D granted to the Company a worldwide, non-exclusive license under its mRNA technology, solely to the extent necessary to execute the activities contemplated by the Development Agreement. Subject to certain restrictions, the parties will have an undivided one-half interest in the patents and know-how developed jointly by the parties during the course of the Development Agreement.